Investment property - Scheule of net book value for investment property (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Investment property	€ 73	€ 0
At cost
Disclosure of detailed information about property, plant and equipment [line items]
Investment property	73	0
Accumulated depreciations and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Investment property	€ 0	€ 0